Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other current assets
Derivative assets-current	$ 37	$ 148
Insurance related (receivables, prepaid expenses and other)	71	109
Other	158	193
Total other current assets	266	450
Other assets
Deferred income taxes	511	422
Prepaid pension and post retirement	237	52
Insurance related receivables and other	63	68
Cash surrender value of life insurance policies	241	236
Equity method investments	70	60
Cost method and other investments	80	68
Other	193	272
Total other assets	1,395	1,178
Other current liabilities
Accrued rebates	516	458
Deferred income	513	551
Derivative liabilities	135	92
Employee benefits and withholdings	208	155
Contingent liability claims and other	179	201
Property, sales-related and other taxes	277	248
Pension and postretirement benefits	69	66
Other	812	701
Total other current liabilities	2,709	2,472
Other liabilities
Long term income taxes payable	1,287	244
Employee benefits	319	256
Contingent liability claims and other	727	719
Capital lease obligations	60	45
Deferred income	37	15
Deferred income taxes	235	145
Other	297	224
Total other liabilities	2,962	1,648
Drafts payable
Drafts payable on demand included in Accounts payable	$ 74	$ 88